Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss, Net of Tax	Noncontrolling Interests	Comprehensive Income
Balance at Dec. 31, 2008	$ 5,415	$ 3,582	$ 6,816	$ (3,626)	$ (1,462)	$ 105
Balance (in shares) at Dec. 31, 2008		361,700,000
Increase (Decrease) in Stockholders' Equity
Net income	792		747			45	792
Shares issued - employee benefit plans	119	119
Shares issued - employee benefit plans (in shares)	1,000,000	1,000,000
Shares purchased	(590)			(590)
Shares reissued - employee benefit plans	(63)	(357)	(63)	357
Tax benefit - employee benefit plans	25	25
Stock compensation expense	209	209
Dividends to stockholders	(165)		(165)
Change in net derivative gains/losses	13				13		13
Change in net unrealized investment gains/losses	(12)				(12)		(12)
Net foreign currency translation adjustments	203				199	4	203
Net post-retirement benefit obligation	(413)				(413)		(413)
Purchase of subsidiary shares from noncontrolling interests	(3)					(3)
Capital contribution by noncontrolling interests	35					35
Deconsolidation of noncontrolling interests	(102)					(102)
Dividends paid to noncontrolling interests on subsidiary common stock	(32)					(32)
Comprehensive income							583
Balance at Dec. 31, 2009 (Balance Before Adoption of New Accounting Guidance)			7,335		(1,675)
Balance (Adjustment for Adoption of New Accounting Guidance)			44		(44)
Balance at Dec. 31, 2009	5,431	3,578	7,379	(3,859)	(1,719)	52
Balance (in shares) at Dec. 31, 2009		362,700,000
Increase (Decrease) in Stockholders' Equity
Net income	732		706			26	732
Shares issued - Hewitt acquisition	2,474	2,474
Shares issued - Hewitt acquisition (in shares)		61,000,000
Shares issued - employee benefit plans	135	135
Shares issued - employee benefit plans (in shares)	2,200,000	2,200,000
Shares purchased	(250)			(250)
Shares reissued - employee benefit plans	(49)	(370)	(49)	370
Shares retired		(1,660)		1,660
Shares retired (in shares)		(40,000,000)
Tax benefit - employee benefit plans	20	20
Stock compensation expense	221	221
Dividends to stockholders	(175)		(175)
Change in net derivative gains/losses	(24)				(24)		(24)
Net foreign currency translation adjustments	(135)				(133)	(2)	(135)
Net post-retirement benefit obligation	(41)				(41)		(41)
Purchase of subsidiary shares from noncontrolling interests	(15)	(12)				(3)
Capital contribution by noncontrolling interests	2					2
Dividends paid to noncontrolling interests on subsidiary common stock	(20)					(20)
Comprehensive income							532
Balance at Dec. 31, 2010	8,306	4,386	7,861	(2,079)	(1,917)	55
Balance (in shares) at Dec. 31, 2010	385,900,000	385,900,000
Increase (Decrease) in Stockholders' Equity
Net income	1,010		979			31	1,010
Shares issued - employee benefit plans	112	113	(1)
Shares issued - employee benefit plans (in shares)	500,000	500,000
Shares purchased	(828)			(828)
Shares reissued - employee benefit plans	(45)	(354)	(45)	354
Tax benefit - employee benefit plans	36	36
Stock compensation expense	235	235
Dividends to stockholders	(200)		(200)
Change in net derivative gains/losses	(13)				(13)		(13)
Net foreign currency translation adjustments	(43)				(44)	1	(43)
Net post-retirement benefit obligation	(396)				(396)		(396)
Purchase of subsidiary shares from noncontrolling interests	(24)	(9)				(15)
Dividends paid to noncontrolling interests on subsidiary common stock	(30)					(30)
Comprehensive income							558
Balance at Dec. 31, 2011	$ 8,120	$ 4,407	$ 8,594	$ (2,553)	$ (2,370)	$ 42
Balance (in shares) at Dec. 31, 2011	386,400,000	386,400,000